PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Loan provided to third party companies (1)	237,933	285,700
VAT receivables	133,050	145,868
Funds receivable from third party mobile and online payment platforms	49,310	71,394
Interest receivable	24,779	61,325
Advance to suppliers	25,667	32,621
Deposits mainly for lease of premises	5,799	5,569
Other receivables	1,384	3,218
Prepaid interest expense	1,095	807
Prepayments and other current assets	479,017	606,502

Notes:

(1)	In 2021, the Group made available to third party companies a one-year revolving credit facility of up to RMB300,000 with annualized interest rate of 4.5%. The facility was guaranteed by certain shareholders of those third-party companies. In 2022, the Group agreed to extend the maturity date mentioned in the original agreement to the date of April 26, 2024 and increase in revolving credit facility of up to RMB400,000. Each loan under this credit facility has a maturity of three months.